Condensed Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating Activities
Net (loss) income	$ (38.9)	$ 55.4
Adjustments to reconcile net (loss) income to net cash and cash equivalents provided by (used for) operating activities:
Earnings of non-consolidated affiliates	(0.6)	(0.8)
Losses (gains) on disposition of property, plant and equipment	0.5	(23.7)
Stock-based compensation	3.7	3.7
Depreciation and amortization	262.1	69.1
Deferred income taxes	(33.2)	(10.0)
Write-off of equipment and facility included in restructuring charges	76.6	0.0
Qualified pension plan contributions	(0.7)	(0.3)
Qualified pension plan income	(18.7)	(14.0)
Change in:
Receivables	(37.4)	(58.2)
Income taxes receivable/payable	(9.6)	29.3
Inventories	25.8	(11.5)
Other current assets	15.0	(5.8)
Accounts payable and accrued liabilities	(57.0)	(5.7)
Other assets	(1.1)	18.8
Other noncurrent liabilities	1.6	1.7
Other operating activities	(1.9)	0.1
Net operating activities	186.2	48.1
Investing Activities
Capital expenditures	(137.4)	(51.1)
Business acquired in purchase transaction, net of cash acquired	(69.5)	0.0
Payments under long-term supply contract	(85.0)	0.0
Proceeds from disposition of property, plant and equipment	0.4	24.7
Proceeds from disposition of affiliated companies	4.4	4.4
Other investing activities	0.0	(1.1)
Net investing activities	(287.1)	(23.1)
Financing Activities
Long-term debt repayments	(159.0)	(2.1)
Stock options exercised	0.2	2.1
Excess tax benefits from stock-based compensation	0.0	0.3
Dividends paid	(66.1)	(31.0)
Debt and equity issuance costs	0.0	18.7
Net financing activities	(224.9)	(49.4)
Effect of exchange rate changes on cash and cash equivalents	0.4	0.0
Net decrease in cash and cash equivalents	(325.4)	(24.4)
Cash and cash equivalents, beginning of period	392.0	256.8
Cash and cash equivalents, end of period	66.6	232.4
Cash paid for interest and income taxes:
Interest	102.1	12.1
Income taxes, net of refunds	11.2	3.8
Non-cash investing activities:
Capital expenditures included in accounts payable and accrued liabilities	$ 2.3	$ 2.0